21. Fair Value (Details 2) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Carrying Amount
Financial assets: (in thousands)
Cash and cash equivalents	$ 29,882	$ 23,465
Securities held-to-maturity	41,866	29,702
Fair Value - Available for sale Securities	40,886	66,099
Restricted equity securities	4,021	4,309
Loans and loans held-for-sale		384,793
Commercial & Industrial	49,284
Commercial real estate	139,808
Residential real estate - 1st lien	171,115
Residential real estate - Jr. lien	47,029
Consumer	10,642
Mortgage servicing rights	1,010	1,097
Accrued interest receivable	1,751	1,701
Financial liabilities: (in thousands)
Deposits		454,393
Other deposits	460,939
Brokered deposits	14,558
Federal funds purchased and other borrowed funds	6,000	18,010
Repurchase agreements	34,150	21,645
Capital lease obligations	775	833
Subordinated debentures	12,887	12,887
Accrued interest payable	93	150
Fair Value
Financial assets: (in thousands)
Cash and cash equivalents	29,882	23,465
Securities held-to-maturity	42,291	30,289
Fair Value - Available for sale Securities	40,886	66,099
Restricted equity securities	4,021	4,309
Loans and loans held-for-sale		395,386
Commercial & Industrial	49,876
Commercial real estate	140,938
Residential real estate - 1st lien	177,201
Residential real estate - Jr. lien	47,794
Consumer	11,079
Mortgage servicing rights	1,010	1,168
Accrued interest receivable	1,751	1,701
Financial liabilities: (in thousands)
Deposits		457,347
Other deposits	463,168
Brokered deposits	14,559
Federal funds purchased and other borrowed funds	6,004	18,404
Repurchase agreements	34,150	21,645
Capital lease obligations	775	833
Subordinated debentures	13,158	11,691
Accrued interest payable	93	150
Fair Value Level 1
Financial assets: (in thousands)
Cash and cash equivalents	29,882
Securities held-to-maturity	0
Fair Value - Available for sale Securities	7,101
Restricted equity securities	0
Commercial & Industrial	0
Commercial real estate	0
Residential real estate - 1st lien	0
Residential real estate - Jr. lien	0
Consumer	0
Mortgage servicing rights	0
Accrued interest receivable	0
Financial liabilities: (in thousands)
Other deposits	0
Brokered deposits	0
Federal funds purchased and other borrowed funds	0
Repurchase agreements	0
Capital lease obligations	0
Subordinated debentures	0
Accrued interest payable	0
Fair Value Level 2
Financial assets: (in thousands)
Cash and cash equivalents	0
Securities held-to-maturity	42,291
Fair Value - Available for sale Securities	33,785
Restricted equity securities	4,021
Commercial & Industrial	0
Commercial real estate	0
Residential real estate - 1st lien	0
Residential real estate - Jr. lien	0
Consumer	0
Mortgage servicing rights	1,010
Accrued interest receivable	1,751
Financial liabilities: (in thousands)
Other deposits	463,168
Brokered deposits	14,559
Federal funds purchased and other borrowed funds	6,004
Repurchase agreements	34,150
Capital lease obligations	775
Subordinated debentures	13,158
Accrued interest payable	93
Fair Value Level 3
Financial assets: (in thousands)
Cash and cash equivalents	0
Securities held-to-maturity	0
Fair Value - Available for sale Securities	0
Restricted equity securities	0
Commercial & Industrial	49,876
Commercial real estate	140,938
Residential real estate - 1st lien	177,201
Residential real estate - Jr. lien	47,794
Consumer	11,079
Mortgage servicing rights	0
Accrued interest receivable	0
Financial liabilities: (in thousands)
Other deposits	0
Brokered deposits	0
Federal funds purchased and other borrowed funds	0
Repurchase agreements	0
Capital lease obligations	0
Subordinated debentures	0
Accrued interest payable	$ 0